Income tax expense (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Expense Tables
Income tax expense
	2015	2014	2013
Net income (loss) before income taxes	$5,688,136	$(1,563,361)	$(4,942,015)
Canadian statutory income tax rate	26.0%	25.0%	25.0%
Income tax (recovery) at statutory income tax rate	1,478,915	(390,840)	(1,235,504)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	407,593	176,719	157,993
Revaluation of US$ Warrants	-	10,700	342,875
Change in statutory tax rates	(511,508)	-	-
Foreign exchange adjustments	(489,665)	(185,093)	(131,771)
Foreign tax credit benefit	(1,755,678)	-	-
Other	(318,664)	1,474	(4,428)
	(1,189,007)	(387,040)	(870,835)
Change in valuation allowance	(5,633,993)	387,040	870,835
	(6,823,000)	-	-
Income taxes in foreign jurisdictions	1,970,908	-	399,546
Income tax expense (recovery)	(4,852,092)	-	399,546

Unrecorded deferred income tax assets
Non-capital / operating loses carried forward
(expiration dates 2030 to 2035)	$18,892,000
Canadian resource pool deductions	5,627,000
Capital cost allowance and financing costs deductible	4,845,000
29,364,000

Valuation allowance
	2015	2014	2013
Net operating losses carried forward:
Canada (expiration dates 2030 to 2035)	$5,100,905	$4,236,318	$4,005,683
USA (expiration dates 2020 to 2026)	2,654,605	2,225,150	2,040,056
Timing differences on property & equipment
and financing costs	1,850,228	2,106,780	2,135,468
	9,605,738	8,568,247	8,181,207
Intellectual property	(6,671,544)	-	-
	2,934,194	8,568,247	8,181,207
Less valuation allowance	(2,934,194)	(8,568,247)	(8,181,207)
	-	-	-